Business Acquisitions and Divestitures	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Business Acquisitions and Divestitures	Business Acquisitions and Divestitures
Business Acquisitions

On July 1, 2022, the Company completed the acquisition of iSoftBet by purchasing 100% of the equity interests in certain entities of the iSoftBet group for cash consideration of €162 million (inclusive of €20 million deposited into an escrow account) and contingent consideration of up to €4 million. The Company funded the acquisition through a combination of cash on hand and utilization of its revolving credit facility. The acquisition of iSoftBet provides market-tested proprietary digital content, advanced game aggregation capabilities, scalable promotional tools, analytics, and creative talent to the PlayDigital segment. The financial results of iSoftBet have been included within our PlayDigital segment in our consolidated financial statements since the date of purchase.

The allocation of the purchase price to goodwill is subject to refinement during the measurement period, which is a period not to exceed one year from the date of acquisition, as additional information about conditions that existed at the acquisition date becomes available. Adjustments in the purchase price allocation may require a change in the amounts allocated to goodwill during the periods in which the adjustments are determined.
The major classes of assets and liabilities to which the Company has allocated the purchase price based on information as of the acquisition date and available at December 31, 2022 were as follows:

(€ millions)	Notes	July 1, 2022
Current assets		18
Intangible assets	14	59
Non-current assets		3
Total identifiable assets acquired		80
Current liabilities		(10)
Non-current liabilities		(22)
Total liabilities assumed		(31)
Net identifiable assets acquired		49
Goodwill	13	117
Total purchase price		166

Divestitures

On September 14, 2022, the Company completed the sale of 100% of the share capital of Lis Holding S.p.A., a wholly owned subsidiary of IGT Lottery S.p.A. that conducted the Company’s Italian commercial services business, to PostePay S.p.A. – Patrimonio Destinato IMEL, for a purchase price of €700 million. The consideration received, net of €198 million cash and restricted cash transferred and €23 million of selling costs, was €479 million and resulted in a pre-tax gain on sale of $278 million, ($276 million net of tax) which is classified within Other non-operating (income) expense, net. The disposal group was a component of continuing operations within our Global Lottery segment through the closing date.

The funds received at closing were used to pay transaction expenses and fund the partial tenders of the 3.500% Senior Secured Euro Notes due July 2024 and 6.500% Senior Secured U.S. Dollar Notes due February 2025. Refer to Note 15 - Debt for further information.

The Company has continuing involvement with the business sold via a transition services agreement (“TSA”). As part of the TSA, the Company provides various telecommunications, information technology, and back-office services for which the Company receives compensation. These services generally expire after no more than four (4) years.

Discontinued Operations

On May 10, 2021, the Company completed the sale of its Italian B2C businesses, which were previously reported under the Global Gaming segment and met the criteria to be reported as a discontinued operation during the fourth quarter of 2020, for a cash purchase price of €950 million (€725 million of which was paid at closing, €100 million of which was paid on August 5, 2021, and the remaining €125 million of which was paid on July 13, 2022).

The funds received at closing were used to pay transaction expenses and partially fund the redemption of the 4.750% Senior Secured Euro Notes due February 2023 in full pursuant to the exercise of the make-whole call option. The consideration received, net of $139 million of cash and restricted cash transferred, was $1.0 billion and resulted in a pre-tax gain on sale of $396 million ($391 million net of tax).
Summarized financial information for discontinued operations is shown below (there are no discontinued operations during 2022):

	For the year ended December 31,
($ in millions)	2021	2020
Total revenue	74	429

Operating income (1)	24	51

Income from discontinued operations before provision for (benefit from) income taxes	23	43
(Benefit from) provision for income taxes on discontinued operations	(1)	7
Gain on sale of discontinued operations before provision for income taxes	396	—
Provision for income taxes on sale of discontinued operations	5	—
Gain on sale of discontinued operations, net of tax	391	—
Income from discontinued operations	415	37
Less: Net loss attributable to non-controlling interests from discontinued operations	(2)	(5)
Income from discontinued operations attributable to IGT PLC	417	41
(1) There was no depreciation and amortization in 2021. Includes depreciation and amortization of $95 million for the year ended 2020.

The Company has continuing involvement with the businesses via a TSA. As part of the TSA, the Company provides various telecommunications and information technology for which the Company receives compensation. These services generally expire after one year.